July 8, 2011

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: The MP63 Fund, Inc. (File Nos. 333-65599 & 811-09053 )

Ladies and Gentlemen:

On behalf of The MP63 Fund, Inc., a registered investment company (the “Fund”), we hereby submit, via electronic filing, a Preliminary Proxy Statement on Schedule 14A related to solicitation of shareholder approval of a new management agreement with the Fund's investment advisor.  An earlier Proxy Statement was filed with the SEC on May 31, 2010.  Because the Board of Directors of the Fund met subsequent to that filing and considered additional information regarding the approval of the new management agreement, we are submitting a new preliminary Proxy Statement.

You may direct any comments to Marc Collins at (513) 352-6774.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP